Victory Pioneer Solutions - Balanced Fund Investment Objectives and Goals - Victory Pioneer Solutions - Balanced Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Pioneer Solutions - Balanced Fund Summary
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Victory Pioneer Solutions - Balanced Fund (the “Fund”) seeks long-term capital growth and current income.